Inventories (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Inventory Disclosure [Abstract]
Merchant products	$ 968,642
Raw materials	18,542	90,604
Packaging and other supplies	376,394	11,320
Other products	40,004	12,609
Inventory Gross	1,403,582	114,533
Less: inventory write-down
Total	$ 1,403,582	$ 114,533